Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 24, 2017	Apr. 23, 2017
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	217,000,000	217,000,000
Common stock, shares issued	9,934,299	5,069,633
Common stock, shares outstanding	9,934,299	5,069,633
AmpliPhi Biosciences Corporation [Member]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		217,000,000	67,000,000	67,000,000	670,000,000
Common stock, shares issued		32,294,008	9,498,928
Common stock, shares outstanding		32,294,008	9,498,928
C3J [Member]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		217,000,000	217,000,000
Common stock, shares issued		5,069,633	5,073,669
Common stock, shares outstanding		5,069,633	5,073,669